Revenue Recognition - Summary of Disaggregation of Revenue (Details) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 2,104	$ 2,360
Revenue recognized at a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0
Revenue recognized over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,104	2,360
Collaborative research and other professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,515	1,603
Access to quantum computing systems [Member]
Disaggregation of Revenue [Line Items]
Revenue	589	757
Quantum computing components [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,104	$ 2,360